Revenue - EAC Adjustments (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Net EAC adjustments, before income taxes	$ (1,718)	$ (18,033)	$ (72,806)
Net EAC adjustments, net of income taxes	$ (1,334)
Net EAC adjustments, net of income taxes, per diluted share (in dollars per share)	$ 0.00	$ (0.39)	$ (1.36)
Contracts Accounted for under Percentage of Completion
Disaggregation of Revenue [Line Items]
Net EAC adjustments, before income taxes		$ 728	$ (1,835)
Net EAC adjustments, net of income taxes		$ 580	$ (1,551)
Net EAC adjustments, net of income taxes, per diluted share (in dollars per share)		$ 0.02	$ (0.03)